WARRANT LIABILITIES - Summary of Warrants (Details) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Sep. 18, 2024	Dec. 18, 2024	Dec. 31, 2024	Jan. 04, 2019
WARRANT LIABILITIES
Series A warrants liabilities	$ 1,424,932				$ 1,424,932	$ 190,384
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Comprehensive Income (Loss), Net of Tax, Attributable to Parent
Loss on valuation of warrants					$ 493,274
Series A Warrants
WARRANT LIABILITIES
Initial - when issuing			2,722,224
Subsequent share price change				14,291,677
Exercise of Warrants				(1,038,889)	1,038,889
Series A warrants liabilities	15,975,012				$ 15,975,012
Initial - when issuing			$ 1,064,287
Subsequent share price change				399,759
Exercise of Warrants				$ (89,396)
Loss on Series A Warrant valuation at 12/31/2024	50,282
Balance at December 31, 2024	$ 1,424,932				1,424,932
Loss on valuation of warrants					450,042
Series B Warrants
WARRANT LIABILITIES
Initial - when issuing			2,722,224
Subsequent share price change		5,835,330
Exercise of Warrants		(8,557,554)
Initial - when issuing			$ 722,539
Subsequent share price change		43,232
Exercise of Warrants		$ (765,771)
Loss on valuation of warrants					$ 43,232